Equipment, Furniture and Fixtures (Tables)	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Equipment, Furniture and Fixtures
Equipment, Furniture and Fixtures consist of the following:

	June 30,
	2013	2012
Equipment	$32,334	$31,053
Furniture and fixtures	67,674	67,674
	100,008	98,727
Less-Accumulated depreciation	(95,453)	(92,870)
	$4,555	$5,857